T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND
May 31, 2020 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 99.2%
CALIFORNIA 96.7%
Abag Fin. Auth. for Nonprofit, Odd Fellows Home, Series A,
5.00%, 4/1/32	2,700	2,985
Abag Fin. Auth. for Nonprofit, Odd Fellows Home, Series A,
5.00%, 4/1/42	1,000	1,094
Abag Fin. Auth. for Nonprofit, Sharp Healthcare, Series A,
5.00%, 8/1/43	5,000	5,486
Adelanto Public Utility Auth. , Utility System Project, Series A,
5.00%, 7/1/39 (1)	2,000	2,446
Alameda Corridor Transportation Auth. , Senior Lien, Series A,
5.00%, 10/1/29 (1)	4,095	4,485
Anaheim Housing & Public Improvements Auth. , Electric Utility
Distributions, 5.00%, 10/1/41 (Prerefunded 10/1/21) (2)	945	1,003
Anaheim Housing & Public Improvements Auth. , Electric Utility
Distributions, Unrefunded Balance, 5.00%, 10/1/35
(Prerefunded 10/1/21) (2)	1,150	1,220
California, GO, Refunding, 4.00%, 10/1/37	2,850	3,414
California, Construction Bonds, GO, 4.00%, 10/1/44	1,850	2,165
California, Various Purpose, GO, 5.00%, 3/1/35	2,500	3,304
California, Various Purpose, GO, 5.00%, 3/1/36	2,500	3,285
California, Various Purpose, GO, 5.00%, 4/1/37	5,000	5,526
California, Various Purpose, GO, 5.00%, 10/1/39	2,375	2,743
California, Various Purpose, GO, 5.00%, 4/1/43	2,550	2,808
California, Various Purpose, GO, 5.00%, 11/1/43	2,300	2,580
California, Various Purpose, GO, Refunding, 5.00%, 9/1/31	2,500	2,822
California Community Housing Agency, Serenity at Larkspur,
Series A, 5.00%, 2/1/50 (3)	2,000	2,081
California Dept. of Water Resources, Water System, Series AS,
5.00%, 12/1/29 (Prerefunded 12/1/24) (2)	5	6
California Dept. of Water Resources, Water System, Unrefunded
Balance, Series AS, 5.00%, 12/1/29	2,140	2,576
California EFA, Series A, 5.00%, 12/1/44	3,500	3,666
California EFA, Chapman Univ. , 5.00%, 4/1/31	1,750	1,790

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
California EFA, Chapman Univ. , 5.00%, 4/1/36	4,260	4,726
California EFA, Pepperdine Univ. , Unrefunded Balance, 5.00%,
9/1/33 (Prerefunded 9/1/22) (2)	820	908
California EFA, Univ. of San Francisco, Series A, 5.00%,
10/1/38	1,300	1,523
California EFA, Univ. of San Francisco, Series A, 5.00%,
10/1/43	4,500	5,213
California HFFA, Adventist Health West, Series B, VRDN, 0.04%,
9/1/38	2,230	2,230
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28	560	666
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/29	6,880	8,156
California HFFA, Hope Obligated Group, 5.00%, 11/15/49	3,100	3,574
California HFFA, Kaiser Permanente, Series D, VRDN, 5.00%,
11/1/32 (Tender 11/1/22)	5,560	6,113
California HFFA, Lucile Salter Packard Children's Hosp. , Series
A, 5.00%, 11/15/56	3,350	3,880
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/34	700	816
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/39	1,300	1,500
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/44	1,400	1,602
California HFFA, Providence Healthcare & Services, Unrefunded
Balance, Series A, 5.00%, 10/1/38	2,840	3,214
California HFFA, Saint Joseph Health System, Series A, 5.00%,
7/1/37	3,385	3,715
California HFFA, Stanford Health Care, Series A, 4.00%,
8/15/50	3,750	4,255
California HFFA, Stanford Hosp. & Clinics, Series A, 5.00%,
8/15/42	2,500	2,666
California HFFA, Sutter Health, Series A, 5.00%, 11/15/22	410	451
California HFFA, Sutter Health, Series A, 5.00%, 11/15/33	1,250	1,474
California HFFA, Sutter Health, Series A, 5.00%, 11/15/34	1,200	1,411
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35	1,000	1,171
California HFFA, Sutter Health, Series A, 5.00%, 11/15/38	2,000	2,320
California HFFA, Sutter Health, Series A, 5.00%, 11/15/41	4,000	4,567

The accompanying notes are an integral part of this Portfolio of Investments

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
California HFFA, Sutter Health, Series B, 5.00%, 11/15/46	2,500	2,888
California HFFA, Sutter Health, Series D, 5.25%, 8/15/31	5,250	5,491
California Housing Fin. , Series 2, Class A, 4.00%, 3/20/33	2,932	2,991
California Housing Fin. , Series A, 4.25%, 1/15/35	1,514	1,566
California Infrastructure & Economic Dev. Bank, Academy
Motion Picture Arts & Science, 5.00%, 11/1/41	2,840	3,160
California Infrastructure & Economic Dev. Bank, Green Bond-
Climate Bond Certified, 5.00%, 8/1/44	1,750	2,152
California Infrastructure & Economic Dev. Bank, Green Bond-
Climate Bond Certified, 5.00%, 8/1/49	600	734
California Municipal Fin. Auth. , Azusa Pacific Univ. , Series B,
5.00%, 4/1/27	1,000	1,051
California Municipal Fin. Auth. , Azusa Pacific Univ. , Series B,
5.00%, 4/1/28	1,000	1,046
California Municipal Fin. Auth. , Baptist Univ. , Series A, 5.00%,
11/1/36(3)	1,920	1,958
California Municipal Fin. Auth., Bella Mente Montessori
Academy, Series A, 5.00%, 6/1/28 (3)	425	447
California Municipal Fin. Auth., Bella Mente Montessori
Academy, Series A, 5.00%, 6/1/38 (3)	845	853
California Municipal Fin. Auth., Bella Mente Montessori
Academy, Series A, 5.00%, 6/1/48 (3)	1,150	1,134
California Municipal Fin. Auth. , Bowles Hall Foundation, Series
A, 5.00%, 6/1/35	300	315
California Municipal Fin. Auth. , Bowles Hall Foundation, Series
A, 5.00%, 6/1/50	2,250	2,327
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/39	500	544
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/49	1,425	1,537
California Municipal Fin. Auth., Caritas Project, Series A, 4.00%,
8/15/42	635	656
California Municipal Fin. Auth., Channing House Project, Series
A, 5.00%, 5/15/35	1,000	1,194
California Municipal Fin. Auth., Channing House Project, Series
B, 5.00%, 5/15/47	2,200	2,574

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)

California Municipal Fin. Auth. , CHF-Davis I, LLC-West Village,
5.00%, 5/15/48	4,025	4,315

California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/33	1,000	1,155

California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/36	2,550	2,904

California Municipal Fin. Auth., Institute on Aging Project,
5.00%, 8/15/36	365	444

California Municipal Fin. Auth., Institute on Aging Project,
5.00%, 8/15/37	315	382

California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (3)	420	403

California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/39 (3)	900	890

California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/49 (3)	1,000	955

California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/57 (3)	1,650	1,547

California Municipal Fin. Auth. , LINXS APM Project, Series A,
5.00%, 12/31/38 (4)	1,500	1,645

California Municipal Fin. Auth. , LINXS APM Project, Series A,
5.00%, 12/31/43 (4)	5,500	5,963

California Municipal Fin. Auth. , LINXS APM Project, Series A,
5.00%, 12/31/47 (4)	5,500	5,941

California Municipal Fin. Auth., MT San Antonio Gardens
Project, 5.00%, 11/15/39	1,000	1,010

California Municipal Fin. Auth., MT San Antonio Gardens
Project, 5.00%, 11/15/49	3,375	3,324

California Municipal Fin. Auth. , National University, Series A,
5.00%, 4/1/29	1,045	1,275

California Municipal Fin. Auth. , National University, Series A,
5.00%, 4/1/30	1,245	1,510

California Municipal Fin. Auth. , National University, Series A,
5.00%, 4/1/32	1,035	1,237

California Municipal Fin. Auth. , National University, Series A,
5.00%, 4/1/40	1,000	1,160

California Municipal Fin. Auth. , National University, Series A,
5.00%, 4/1/41	1,000	1,156

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
California Municipal Fin. Auth. , Orange County Civic CTR
Infrastructure, Series A, 5.00%, 6/1/43	1,950	2,295
California Municipal Fin. Auth. , Paradise Valley Estates Project,
Series A, 5.00%, 1/1/30	510	630
California Municipal Fin. Auth. , Paradise Valley Estates Project,
Series A, 5.00%, 1/1/31	375	461
California Municipal Fin. Auth. , Paradise Valley Estates Project,
Series A, 5.00%, 1/1/32	350	427
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/26	950	1,037
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/28	705	781
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/29	780	868
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/31	1,000	1,118
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32	1,025	1,142
California Municipal Fin. Auth., University of San Diego, Series
A, 5.00%, 10/1/49	4,500	5,367
California PFA, Henry Mayo Newhall Hosp. , 5.00%, 10/15/37	1,000	1,098
California PFA, Henry Mayo Newhall Hosp. , 5.00%, 10/15/47	3,200	3,452
California Pollution Control Fin. Auth., Waste Managemet
Project, Series A, PCR, VRDN, 2.50%, 7/1/31 (Tender 5/1/24)
(4)	2,625	2,700
California Public Works Board, Series B, 5.00%, 10/1/34	1,275	1,468
California Public Works Board, Coalinga State Hosp. , Series E,
5.00%, 6/1/25	2,000	2,265
California Public Works Board, Judicial Council Project, Series
A, 5.00%, 3/1/38	1,250	1,367
California School Fin. Auth. , Aspire Public Schools, 5.00%,
8/1/41(3)	2,000	2,087
California School Fin. Auth. , Kipp Socal Public School, Series A,
5.00%, 7/1/39 (3)	1,000	1,098
California School Fin. Auth. , Kipp Socal Public School, Series A,
5.00%, 7/1/49 (3)	850	919
California School Fin. Auth. , New Designs Charter School ADA,
Series A, 5.00%, 6/1/40 (3)	690	691
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
California School Fin. Auth. , New Designs Charter School ADA,
Series A, 5.00%, 6/1/50 (3)	1,030	1,002
California Statewide CDA, 4.00%, 9/2/29	1,000	1,074
California Statewide CDA, 5.00%, 11/15/44 (1)	1,750	2,003
California Statewide CDA, 5.00%, 9/2/49	1,000	1,076
California Statewide CDA, Adventist Health West, Series A,
5.00%, 3/1/48	1,840	2,133
California Statewide CDA, American Baptist Homes of the West,
Series A, 5.00%, 10/1/43	1,250	1,284
California Statewide CDA, Charleston Project, Series A, 5.25%,
11/1/44(3)	1,500	1,500
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/34	1,250	1,331
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/35	1,000	1,062
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/40	950	998
California Statewide CDA, Children's Hosp. , Series A, VRDN,
0.04%, 8/15/47	2,200	2,200
California Statewide CDA, Cottage Health, 5.00%, 11/1/43
(Prerefunded 11/1/24) (2)	5,215	6,258
California Statewide CDA, Culinary Institute of America, Series
B, 5.00%, 7/1/36	1,000	1,050
California Statewide CDA, Culinary Institute of America, Series
B, 5.00%, 7/1/41	1,560	1,620
California Statewide CDA, Enloe Medical Center, 5.00%,
8/15/38	2,500	2,971
California Statewide CDA, Episcopal Communities & Services,
5.00%, 5/15/42	1,500	1,558
California Statewide CDA, Front Porch Communities, Series A,
5.00%, 4/1/28	390	474
California Statewide CDA, Front Porch Communities, Series A,
5.00%, 4/1/31	175	208
California Statewide CDA, Front Porch Communities, Series A,
5.00%, 4/1/47	1,750	1,974
California Statewide CDA, Huntington Memorial Hosp. , Series B,
5.00%, 7/1/29	1,080	1,192
California Statewide CDA, Huntington Memorial Hosp. , Series B,
5.00%, 7/1/44	2,750	2,981

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)

California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/43	1,750	1,963

California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/48	5,650	6,299

California Statewide CDA, Infrastructure Project, Series A,
5.00%, 9/2/39	1,325	1,503

California Statewide CDA, Infrastructure Project, Series A,
5.00%, 9/2/48	1,000	1,120

California Statewide CDA, John Muir Health, Series A, 4.00%,
8/15/51	2,100	2,235

California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/46	1,000	1,146

California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/51	1,750	1,999

California Statewide CDA, John Muir Health, Series A, 5.00%,
12/1/53	1,000	1,168

California Statewide CDA, Kaiser Permanente, Series A, 5.00%,
4/1/42	6,000	6,347

California Statewide CDA, Lancer Educational Project, Series A,
5.00%, 6/1/34 (3)	375	377

California Statewide CDA, Lancer Educational Project, Series A,
5.00%, 6/1/39 (3)	675	663

California Statewide CDA, Lancer Educational Project, Series A,
5.00%, 6/1/51 (3)	3,585	3,381

California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/29 (3)	1,000	1,060

California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36 (3)	500	516

California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/54	2,500	2,566

California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (3)	7,750	7,944

California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/38	750	857

California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/43	1,800	2,022

California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/48	2,910	3,248

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
California Statewide CDA, Sutter Health, Series A, 5.00%,
8/15/32	6,200	6,646
California Statewide CDA, Terraces at San Joaquin Garden,
Series A, 6.00%, 10/1/42	680	704
California Statewide CDA, Terraces at San Joaquin Garden,
Series A, 6.00%, 10/1/47	2,500	2,582
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/26	950	1,047
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/28	1,230	1,361
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/42	3,700	3,897
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/30	125	159
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/31	150	189
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/32	100	125
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/33	125	156
California Tobacco Securitization Agency, 5.25%, 6/1/21	930	931
Contra Costa Water Dist. , Series R, 5.00%, 10/1/33	1,000	1,147
Del Mar Race Track Auth. , 5.00%, 10/1/35	1,665	1,588
Del Mar Race Track Auth. , 5.00%, 10/1/36	1,000	948
Eastern Municipal Water Dist. Fin. Auth. , Series A, 4.00%,
7/1/37	600	734
Eastern Municipal Water Dist. Fin. Auth. , Series A, 4.00%,
7/1/38	1,150	1,402
Elk Grove Fin. Auth. , Special Tax, 5.00%, 9/1/48	1,250	1,362
Federal Home Loan Mortgage Multifamily Variable Rate
Certificate, Series M049, 3.05%, 4/15/34	2,000	2,232
Golden State Tobacco Securitization, Series A-1, 5.00%, 6/1/47	1,650	1,651
Golden State Tobacco Securitization, Asset Backed, Series A,
5.00%, 6/1/34	3,500	4,063
Golden State Tobacco Securitization, Asset Backed, Series A,
5.00%, 6/1/35	2,000	2,315

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Golden State Tobacco Securitization, Asset Backed, Series A-2,
5.30%, 6/1/37	2,000	2,024
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.00%,
9/1/44	4,600	4,995
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37	3,100	3,421
Irvine, Community Fac. Dist., Special Tax, 5.00%, 9/1/37	1,390	1,574
Irvine, Community Fac. Dist., Special Tax, 5.00%, 9/1/43	2,000	2,240
Irvine, Great Park Improvement Area No. 1, Special Tax, 5.00%,
9/1/34	360	395
Irvine, Great Park Improvement Area No. 1, Special Tax, 5.00%,
9/1/39	1,000	1,085
Irvine, Great Park Improvement Area No. 1, Special Tax, 5.00%,
9/1/44	1,500	1,614
Irvine Unified School Dist. , Community Fac. Dist. , Special Tax,
Series B, 5.00%, 9/1/47	1,300	1,469
Irvine Unified School Dist. , Community Fac. Dist. , Special Tax,
Series C, 5.00%, 9/1/47	525	593
Irvine Unified School Dist. , Community Fac. Dist. , Special Tax,
Series D, 5.00%, 3/1/57	2,350	2,635
Jefferson Union High School Dist. , Series A, GO, 6.45%, 8/1/25
(5)	1,250	1,454
Jefferson Union High School Dist. , Series A, GO, 6.45%, 8/1/29
(5)	1,000	1,355
Jurupa PFA, Special Tax, Series A, 5.00%, 9/1/33	1,175	1,359
La Verne, Brethren Hillcrest Homes, COP, 5.00%, 5/15/23	480	492
La Verne, Brethren Hillcrest Homes, COP, 5.00%, 5/15/36	1,100	1,095
Lake Elsinore, Community Fac. Dist. No. 2016-2 Canyon Hills,
Special Tax, 5.00%, 9/1/43	2,475	2,724
Lake Elsinore, Community Fac. Dist. No. 2016-2 Canyon Hills,
Special Tax, 5.00%, 9/1/48	3,640	3,986
Long Beach, Harbor Revenue, Series A, 5.00%, 5/15/37 (4)	1,300	1,503
Long Beach, Marina System Revenue, 5.00%, 5/15/32	1,655	1,714
Long Beach, Marina System Revenue, 5.00%, 5/15/45	2,500	2,519
Long Beach Bond Fin. Auth. , Series A, 5.50%, 11/15/37	2,135	3,009
Los Angeles Airport, Series A, 4.00%, 5/15/34 (4)	1,000	1,069

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Los Angeles Airport, Series B, 5.00%, 5/15/42	930	1,104
Los Angeles Airport, Series D, 5.00%, 5/15/36 (4)	1,500	1,694
Los Angeles Airport, Int'l. Airport, Series A, 5.00%, 5/15/28	1,370	1,383
Los Angeles Airport, Int'l. Airport, Series A, 5.00%, 5/15/35 (4)	500	589
Los Angeles Airport, Int'l. Airport, Series A, 5.00%, 5/15/44 (4)	1,000	1,150
Los Angeles Airport, Int'l. Airport, Series B, 5.00%, 5/15/36 (4)	1,200	1,362
Los Angeles Airport, Int'l. Airport, Series D, 4.00%, 5/15/44 (4)	2,500	2,658
Los Angeles Airport, Int'l. Airport, Series D, 5.00%, 5/15/36 (4)	1,000	1,182
Los Angeles Airport, Int'l. Airport, Series D, 5.00%, 5/15/37 (4)	1,000	1,178
Los Angeles Community College Dist. , Series A, GO, 4.00%,
8/1/33	2,325	2,585
Los Angeles County Facilities, Vermont Corridor County
Administrative Building, Series A, 5.00%, 12/1/43	6,400	7,918
Los Angeles County Public Works Fin. Auth. , Series A, 5.00%,
12/1/33	2,825	3,330
Los Angeles County Public Works Fin. Auth. , Multiple Capital
Project II, 5.00%, 8/1/42	2,000	2,161
Los Angeles County Regional Fin. Auth. , Montecedro, Series A,
5.00%, 11/15/44	2,595	2,854
Los Angeles County Sanitation Dist. Fin. Auth. , Capital Project,
Series A, 5.00%, 10/1/35	2,725	3,311
Los Angeles Dept. of Water, Series A, 5.00%, 7/1/31	1,350	1,660
Los Angeles Dept. of Water, Series B, 5.00%, 7/1/43	2,500	2,701
Los Angeles Dept. of Water & Power, Electric, Series A, 5.00%,
7/1/29	4,500	5,017
Los Angeles Dept. of Water & Power, Electric, Series D, 5.00%,
7/1/39	4,000	4,630
Los Angeles Municipal Improvement, Real Property, Series B,
5.00%, 3/1/42	2,490	2,642
Los Angeles Unified School Dist. , Election 2008, Series A, GO,
4.00%, 7/1/34	3,750	4,211
Los Angeles Wastewater, Series B, 5.00%, 6/1/32	4,550	4,965
Mesa Water Dist. , COPS, 4.00%, 3/15/45	1,020	1,200
Morgan Hill Redev. Agency, Successor Agency, Series A,
5.00%, 9/1/32	825	936

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Morgan Hill Redev. Agency, Successor Agency, Series A,
5.00%, 9/1/33	2,175	2,463
Mountain View Shoreline Regional Park Community, Series A,
5.75%, 8/1/40	1,500	1,556
Norman Y. Mineta San Joes Int'l. Airport, Series A, 5.00%,
3/1/24(4)	1,170	1,321
Norman Y. Mineta San Joes Int'l. Airport, Series A, 5.00%,
3/1/25(4)	1,405	1,592
Norman Y. Mineta San Joes Int'l. Airport, Series A, 5.00%,
3/1/41(4)	2,000	2,272
Norman Y. Mineta San Joes Int'l. Airport, Series A, 5.00%,
3/1/47(4)	2,000	2,254
Norman Y. Mineta San Joes Int'l. Airport, Series C, 5.00%,
3/1/31	2,000	2,259
Northern California Energy Auth. , Series A, VRDN, 4.00%,
7/1/49 (Tender 7/1/24)	3,500	3,821
Northern California Power Agency, Hydroelectric Project No. 1,
Series A, 5.00%, 7/1/32	1,400	1,505
Oakland Unified School Dist. , Alameda County, Series A, GO,
5.00%, 8/1/34	1,250	1,454
Oakland Unified School Dist. , Alameda County, Series A, GO,
5.00%, 8/1/35	1,210	1,405
Oceanside Unified School Dist. , Capital Appreciation Bonds,
Zero Coupon, GO, 8/1/28 (6)	5,000	4,459
Orange County Community Fac. Dist. , No. 2015-1, Esencia
Village, Series A, 5.25%, 8/15/45	2,930	3,207
Orange County Community Fac. Dist. , No. 2016-1, Esencia
Village, Series A, 5.00%, 8/15/36	2,000	2,230
Orange County Water Dist. , Series C, 4.00%, 8/15/35	1,000	1,205
Palm Springs Airport Revenue, Int'l. Airport, 5.00%, 6/1/29
(4)(7)	1,500	1,739
Palo Alto, Limited Obligation, University Ave. , 5.00%, 9/2/26	975	1,064
Palo Alto, Limited Obligation, University Ave. , 5.00%, 9/2/27	500	545
Palo Alto, Limited Obligation, University Ave. , 5.00%, 9/2/28	585	637
Palomar Health, 2004 Election, Series A, Zero Coupon, GO,
8/1/25(6)	5,000	4,743

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Pittsburg Redev. Agency, Successor Agency, Series A, 5.00%,
9/1/28(1)	3,000	3,685
Pittsburg Redev. Agency, Successor Agency, Series A, 5.00%,
9/1/29(1)	1,935	2,360
Port of Los Angeles, Harbor Dept. , Series A, 5.00%, 8/1/36 (4)	4,075	4,607
Port of Oakland, Series O, 5.125%, 5/1/30 (4)	1,325	1,360
Port of Oakland, Series O, 5.125%, 5/1/31 (4)	1,250	1,282
Rancho Cucamonga Redev. Agency, Successor Agency,
5.00%, 9/1/28 (1)	2,700	3,143
Rancho Cucamonga Redev. Agency, Successor Agency,
5.00%, 9/1/29 (1)	1,800	2,089
Riverside County Redev. Agency, Successor Agency, Interstate
215 Corridor, Series C, 6.75%, 12/1/26 (Prerefunded 12/1/21)
(2)	250	274
Riverside County Redev. Agency, Successor Agency, Interstate
215 Corridor, Series E, 6.50%, 10/1/40 (Prerefunded 10/1/20)
(2)	1,000	1,021
Rocklin, Special Tax, 5.00%, 9/1/37	550	602
Rocklin, Special Tax, 5.00%, 9/1/38	1,000	1,092
Roseville Natural Gas Fin. Auth. , 5.00%, 2/15/21	1,170	1,200
Roseville Natural Gas Fin. Auth. , 5.00%, 2/15/26	1,000	1,179
Sacramento Cogeneration Auth. , Procter & Gamble, 5.25%,
7/1/20(8)	700	703
Sacramento County Airport, Series A, 5.00%, 7/1/41	2,175	2,457
Sacramento County Airport, Series B, 5.00%, 7/1/41	2,275	2,563
Sacramento County Airport, Series C, 5.00%, 7/1/36 (4)	4,000	4,657
Sacramento County Sanitation Dist. Fin. Auth. , Series B, FRN,
67% of 3M USD LIBOR + 0.53%, 1.589%, 12/1/35 (5)	1,150	1,077
Sacramento Fin. Auth. , 5.00%, 12/1/28 (7)	1,320	1,633
Sacramento Fin. Auth. , 5.00%, 12/1/30 (7)	1,000	1,227
Sacramento Fin. Auth. , 5.00%, 12/1/31 (7)	1,380	1,686
Sacramento Fin. Auth. , 5.00%, 12/1/34 (7)	2,275	2,752
Sacramento Fin. Auth. , Series B, 5.40%, 11/1/20	1,135	1,159
Sacramento Transient Occupancy Tax Revenue, Convention
Center, Series A, 5.00%, 6/1/38	1,240	1,414

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)

Sacramento Transient Occupancy Tax Revenue, Convention
Center, Series A, 5.00%, 6/1/43	4,650	5,244

San Bernardino Redev. Agency, Successor Agency, Series A,
5.00%, 12/1/25 (1)	1,275	1,564

San Bernardino Redev. Agency, Successor Agency, Series A,
5.00%, 12/1/31 (1)	1,945	2,361

San Clemente, Special Tax, Community Fac. Dist. No. 2006-1,
5.00%, 9/1/40	985	1,076

San Diego Assn. of Gov. South Bay Expressway, Senior Lien-
Toll, Series A, 5.00%, 7/1/38	2,100	2,448

San Diego Assn. of Gov. South Bay Expressway, Senior Lien-
Toll, Series A, 5.00%, 7/1/42	2,450	2,829

San Diego County, Special Tax, Harmony Grove Village,
Improvement Area No. 1, Series A, 4.00%, 9/1/50	1,100	1,135

San Diego County, Special Tax, Harmony Grove Village,
Improvement Area No. 2, Series A, 4.00%, 9/1/45	550	572

San Diego County, Special Tax, Harmony Grove Village,
Improvement Area No. 2, Series A, 4.00%, 9/1/50	875	903

San Diego County Regional Airport Auth. , Series A, 5.00%,
7/1/47	1,800	2,081

San Diego County Regional Airport Auth. , Series B, 5.00%,
7/1/35	1,215	1,459

San Diego County Regional Airport Auth. , Series B, 5.00%,
7/1/37	1,000	1,191

San Diego County Regional Airport Auth. , Series B, 5.00%,
7/1/38	2,000	2,155

San Diego County Regional Airport Auth. , Series B, 5.00%,
7/1/38	1,000	1,188

San Diego County Regional Airport Auth. , Series B, 5.00%,
7/1/39	600	711

San Diego County Regional Airport Auth. , Series B, 5.00%,
7/1/43	4,000	4,290

San Diego Public Fac. Fin. Auth. , Capital Improvement Projects,
Series A, 5.00%, 4/15/37	4,000	4,300

San Francisco Bay Area Rapid Transit Dist. Sales Tax Revenue,
Series A, 4.00%, 7/1/37	350	402

San Francisco Bay Area Rapid Transit Dist. Sales Tax Revenue,
Series A, 4.00%, 7/1/39	625	713

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)

San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/38	2,710	3,205

San Francisco City & County Int'l. Airport, Series E, 5.00%,
5/1/50	500	578

San Francisco City & County Int'l. Airport, Commission, Series
A, 5.00%, 5/1/29	1,000	1,205

San Francisco City & County Int'l. Airport, Commission, Series
A, 5.00%, 5/1/44 (4)	2,950	3,438

San Francisco City & County Int'l. Airport, Commission, Series
B, 5.00%, 5/1/46 (4)	5,000	5,585

San Francisco City & County Int'l. Airport, Commission, Series
E, 4.00%, 5/1/50 (4)	1,800	1,928

San Francisco City & County Int'l. Airport, Commission,
Unrefunded Balance, Series A, 5.00%, 5/1/47 (4)	3,000	3,383

San Francisco City & County Int'l. Airport, Commission,
Unrefunded Balance, Series F, 5.00%, 5/1/40	1,995	2,000

San Francisco City & County Redev. Fin. Auth. , Mission Bay
North Redevelopment, Series C, 6.75%, 8/1/33 (Prerefunded
2/1/21	410	428

San Francisco City & County Redev. Fin. Auth. , Mission Bay
South Redevelopment, Series D, 6.625%, 8/1/27 (Prerefunded
2/1/21	330	343

San Francisco City & County Redev. Fin. Auth. , Mission Bay
South Redevelopment, Series D, 7.00%, 8/1/33 (Prerefunded
2/1/21	500	522

San Francisco Community College Dist. , GO, 5.00%, 6/15/31	2,505	3,009

San Francisco Municipal Transportation Agency, Series B,
5.00%, 3/1/37	2,000	2,125

San Jose, El Parador Apartments Project, Series A, 6.10%,
1/1/31	1,075	1,075

San Jose Redev. Agency, Successor Agency, Series A, 5.00%,
8/1/34	2,500	3,069

San Marcos Redev. Agency, Successor Agency, Series A,
5.00%, 10/1/31	2,165	2,526

San Marcos Redev. Agency, Successor Agency, Series A,
5.00%, 10/1/32	850	987

San Marcos Redev. Agency, Successor Agency, Series A,
5.00%, 10/1/34	900	1,039

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
San Mateo, Bay Meadows Community Fac. Dist. , No. 2008-1,
Special Tax, 5.375%, 9/1/38	2,000	2,102
San Mateo, Bay Meadows Community Fac. Dist. , No. 2008-1,
Special Tax, 6.00%, 9/1/42	2,000	2,116
San Mateo County Joint Powers Fin. Auth. , Maple Street
Corridor, 5.00%, 6/15/31	1,075	1,252
Santa Margarita Water Dist. , Community Fac. Dist. , No. 2013-1,
5.625%, 9/1/36	1,155	1,245
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/36	1,390	1,453
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/42	1,500	1,564
South San Francisco Public Fac. Fin. Auth. , Series A, 4.00%,
6/1/46	1,470	1,696
Southern California Tobacco Securitization Auth. , Asset
Backed, 5.00%, 6/1/33	1,000	1,223
Southern California Tobacco Securitization Auth. , Asset
Backed, 5.00%, 6/1/35	400	485
Torrance, Memorial Medical Center, Series A, 5.00%, 9/1/40	2,000	2,011
Univ. of California Regents, Series G, 5.00%, 5/15/30
(Prerefunded 5/15/22) (2)	905	989
Univ. of California Regents, Series G, 5.00%, 5/15/30	1,100	1,198
Univ. of California Regents, Series G, 5.00%, 5/15/37	1,025	1,112
Univ. of California Regents, Series I, 5.00%, 5/15/28	2,000	2,423
Univ. of California Regents, Series M, 5.00%, 5/15/47	4,250	5,112
Univ. of California Regents, Series O, 5.50%, 5/15/58	9,500	11,945
Univ. of California Regents Medical Center, Series L, 4.50%,
5/15/36	1,900	2,158
Washington Township Health Care Dist. , Series A, 5.00%,
7/1/30	500	618
Washington Township Health Care Dist. , Series A, 5.00%,
7/1/31	1,000	1,219
Washington Township Health Care Dist. , Series A, 5.00%,
7/1/36	620	728
West Sacramento Fin. Auth. , Series A, 5.00%, 9/1/26 (6)	2,350	2,794
		656,551

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)

KENTUCKY 0.3%
Louisville & Jefferson County Regional Airport Auth. , UPS
Worldwide, Series A, VRDN, 0.22%, 1/1/29 (4)	1,900	1,900
		1,900

NEW YORK 0.2%
New York City Transitional Fin. Auth. Future Tax, Series A-6,
VRDN, 0.07%, 8/1/39	1,415	1,415
		1,415

OHIO 0.2%
Allen County Hosp. Fac. , Catholic Healthcare, Series C, VRDN,
0.07%, 6/1/34	1,200	1,200
		1,200

PENNSYLVANIA 0.1%
Southcentral Pennsylvania General Auth. , Wellspan Health,
Series E, VRDN, 0.06%, 6/1/35	600	600
		600

PUERTO RICO 1.6%
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/42	1,500	1,481
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/38	390	395
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/44	1,515	1,534
Puerto Rico Electric Power Auth. , Series A-RSA-1, 5.05%,
7/1/42	15	9
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.00%,
7/1/27	25	15
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/27	685	423
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/28	65	40

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/20(9)(10)	80	49

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/24(9)(10)	305	188

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/25(9)(10)	100	62

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/26(9)(10)	125	77

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/27(9)(10)	15	9

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/32(9)(10)	50	31

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/37(9)(10)	1,895	1,165

Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.00%,
7/1/28(9)(10)	15	9

Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.25%,
7/1/33(9)(10)	75	46

Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.50%,
7/1/18(9)(10)	65	40

Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/27(9)(10)	30	19

Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/40(9)(10)	80	49

Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.75%,
7/1/36(9)(10)	60	37

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 3.70%,
7/1/17(9)(10)	20	12

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/17(9)(10)	35	21

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/28(9)(10)	25	15

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/19(9)(10)	245	149

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/23(9)(10)	70	43

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/24(9)(10)	25	16

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/26(9)(10)	625	386
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/27	3,056	2,410
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/33	1,330	797
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 4.50%,
7/1/34	349	352
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 4.75%,
7/1/53	710	691
		10,570

VIRGIN ISLANDS 0.1%
Virgin Islands PFA, Diageo, Series A, 6.75%, 10/1/37	850	742
		742

Total Investments in Securities 99.2%
(Cost $647,652)		$672,978
Other Assets Less Liabilities 0.8%		5,608
Net Assets 100.0%		$678,586

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Insured by Assured Guaranty Municipal Corporation
(2)	Prerefunded date is used in determining portfolio maturity.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $31,506 and represents 4.6% of net assets.
(4)	Interest subject to alternative minimum tax
(5)	Insured by National Public Finance Guarantee Corporation
(6)	Insured by Assured Guaranty Corporation
(7)	Insured by Build America Mutual Assurance Company
(8)	Escrowed to maturity
(9)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(10)	Non-income producing
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
CDA	Community Development Administration/Authority
COP	Certificate of Participation
EFA	Educational Facility Authority

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

FRN	Floating Rate Note
GO	General Obligation
HFFA	Health Facility Financing Authority
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price California Tax-Free Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On May 31, 2020, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.